CHANGE IN FISCAL YEAR END (Details)	9 Months Ended			12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
CHANGE IN FISCAL YEAR END
Net revenues	$ 75,320,704	¥ 490,059,099	¥ 435,436,426	¥ 472,385,716	¥ 417,139,969
Cost of revenues	39,815,218	259,049,753	218,885,233	239,852,504	208,017,208
Gross profit	35,505,486	231,009,346	216,551,193	232,533,212	209,122,761
Operating expenses	24,822,300	161,501,330	120,842,587	161,026,108	157,388,148
Income from operations	10,683,186	69,508,016	95,708,606	71,507,104	51,734,613
Other loss, net		(12,262,687)	(29,768,869)
Earnings before income taxes	8,798,446	57,245,329	65,939,737	28,627,579	44,972,666
Income tax expense	4,519,965	29,408,249	21,995,839	38,596,986	18,921,479
Net income (loss)	$ 4,278,481	¥ 27,837,080	¥ 43,943,898	¥ (9,969,407)	¥ 26,051,187